Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenues
Schedule of disaggregates of revenue by type of payment and collaboration partner under agreements

The table below disaggregates our revenue by type of payment and collaboration partner under our agreements, which provides additional information regarding how the nature, amount, timing and uncertainty of our revenue and cash flows might be affected by a variety of factors.

	6 Months Ended	6 Months Ended
	June 30, 2020	June 30, 2019
(DKK million)
Revenue:
Royalties	1,738	1,181
Milestone payments	32	20
License fees	4,398	—
Reimbursement income	175	164

Total	6,343	1,365

Revenue split by collaboration partner:
Janssen	1,652	1,189
AbbVie	4,398	—
Seattle Genetics	99	111
BioNTech	76	53
Other collaboration partners	118	12

Total	6,343	1,365